SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
14.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2017	180,000,000	101,969,666	1,020
Common Shares Issued in Follow-on Offering	-	40,000,000	400
Balance as of December 31, 2017	180,000,000	141,969,666	1,420
Authorization of additional authorized shares	180,000,000	-	-
Balance as of December 31, 2018	360,000,000	141,969,666	1,420
At-the-Market Offering	-	5,260,968	52
Balance as of December 31, 2019	360,000,000	147,230,634	1,472

In December 2017, the Company completed an underwritten public offering of 40,000,000 common shares which increased its equity by $103.7 million.

In December 2018, the Annual General Meeting of the Company approved to increase the Company’s authorized share capital from $1.8 million to $3.6 million.

During 2019, the Company has issued 5,260,968 shares through the ATM program and raised net proceeds of $17.9 million.

Additional Paid-in Capital

Included in Additional Paid-in Capital is the Company’s Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company’s intention, following shareholder approval, to transfer such funds to the Company’s Contributed Surplus Account and thereby make such funds available for distribution.

On November 20, 2019, at the Company’s Annual General Meeting, the shareholders voted to reduce the Share Premium Fund by the amount of about $103.4 million. The reduction in share premium did not result in a distribution to shareholders but rather, the surplus resulting from such reduction was credited to the Company's contributed surplus account. The legal procedures related to this reduction were finalized in December 2019 upon which the amount became eligible for distribution.

The Share Premium Fund was $17.9 million and $103.4 million as of December 31, 2019 and 2018, respectively. Credits and Charges to Additional Paid in Capital were a result of the accounting for the Company’s share based compensation programs and issuance of shares.

Contributed Surplus Account

The Company’s Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company’s shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

The Company’s Board of Directors has in 2019 determined to transfer $308.8 million from the Contributed Surplus Account to cover Accumulated Deficits incurred as of December 31, 2018. We refer to the information above related to the reduction of $103.3 million of the Share Premium Fund that was credited to the Company’s Contributed Surplus Account.

For the year ended December 31, 2019 and December 31, 2018, the Company paid a dividend of $14.3 million and $9.9 million, respectively, which was charged to the Contributed Surplus Account. The Company’s Contributed Surplus account was $567.2 million and $796.8 million per December 31, 2019 and 2018, respectively.

Shareholders’ Rights Plan

On June 16, 2017, the Board of Directors adopted a new shareholders’ rights agreement and declared a dividend of one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share of the Company for each outstanding common share, par value $0.01 per share. The dividend was payable on June 26, 2017 to shareholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a Series A Participating Preferred Share of the Company at an exercise price of $30.00, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person or group has acquired ownership of 15% or more of the Company’s common shares. As at December 31, 2019, no shares were issued pursuant to the plan.

This shareholders’ rights plan was designed to enable us to protect shareholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. Our shareholders’ rights plan is not intended to deter offers that the Board determines are in the best interests of our shareholders.